Note 7 - Leases (Details Textual)	1 Months Ended	12 Months Ended
	Nov. 30, 2003 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Operating Lease, Weighted Average Remaining Lease Term		3 years 10 months 24 days	4 years
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability		$ 440,000	$ 684,000
Operating Lease, Weighted Average Discount Rate, Percent		7.00%	6.60%
Finance Lease, Weighted Average Discount Rate, Percent		6.70%	7.80%
Long-term Agreement with Squaw Creek Country Club [Member]
Lessee, Finance Lease, Term of Contract	10 years
Number of Consecutive Renewal Term Options	4
Lessee, Finance Lease, Renewal Term	10 years
Lessee, Finance Lease, Annual Rent	$ 15,000
Leasehold Improvements Required to be Made Per Year	$ 150,000
Lessee, Finance Lease, Remaining Lease Term (Year)		27 years 9 months 18 days
Lessee, Finance Lease, Net Asset Value, Excluding Leasehold Improvements		$ 1,600,000	$ 800,000
Long-term Agreement with Vehicle, Golf Course Maintenance and Restaurant Equipment [Member]
Finance Lease, Weighted Average Remaining Lease Term (Year)		3 years 9 months 18 days	3 years 9 months 18 days
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term		1 year
Minimum [Member] | Long-term Agreement with Vehicle, Golf Course Maintenance and Restaurant Equipment [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term (Year)		1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term		5 years
Maximum [Member] | Long-term Agreement with Vehicle, Golf Course Maintenance and Restaurant Equipment [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term (Year)		5 years